CASH, CASH EQUIVALENT, AND RESTRICTED CASH (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
CASH, CASH EQUIVALENT, AND RESTRICTED CASH
Cash and cash in Banks	R$ 422,819	R$ 295,549
Financial Investments	369,433	200,306
Total cash and cash equivalents	792,252	495,855	R$ 1,393,973	R$ 1,407,078
Restricted Cash and Cash Equivalents [Abstract]
Resources of CCC		393,520
Marketing - Itaipu	2,665	256,192
Marketing - PROINFA	1,162,561	998,380
Resources of RGR	50,132	33,254
PROCEL	114,518
Total Restricted Cash	1,329,876	1,681,346
Total	R$ 2,122,128	R$ 2,177,201